UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09987

Investment Company Act File Number

Eaton Vance Floating Rate Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Floating Rate Portfolio

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 91.7%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.9%
IAP Worldwide Services, Inc.
Revolving Loan, 1.40%, Maturing July 18, 2018(2)		5,347	$5,312,335
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		7,213	5,770,424
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		55,462	52,668,062
TransDigm, Inc.
Term Loan, 3.96%, Maturing February 28, 2020		28,684	28,669,634
Term Loan, 3.98%, Maturing June 4, 2021		34,027	33,946,685
Term Loan, 3.78%, Maturing June 9, 2023		28,986	28,956,610
Wesco Aircraft Hardware Corp.
Term Loan, 3.28%, Maturing October 4, 2021		12,838	12,784,006

			$168,107,756

Automotive — 2.2%
CS Intermediate Holdco 2, LLC
Term Loan, 3.75%, Maturing October 26, 2023		6,397	$6,466,480
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		19,671	19,794,216
FCA US, LLC
Term Loan, Maturing December 31, 2018(4)		10,000	10,030,860
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		57,676	57,315,683
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.77%, Maturing April 30, 2019		16,217	16,391,333
Horizon Global Corporation
Term Loan, 7.92%, Maturing June 30, 2021		10,261	10,453,778
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		29,974	30,092,858
Sage Automotive Holdings, Inc.
Term Loan, 6.00%, Maturing October 27, 2022		10,625	10,704,687
TI Group Automotive Systems, LLC
Term Loan, 3.53%, Maturing June 30, 2022		14,911	15,023,084
Term Loan, 3.75%, Maturing June 30, 2022	EUR	7,925	8,659,493
Tower Automotive Holdings USA, LLC
Term Loan, 4.06%, Maturing April 23, 2020		14,009	14,066,010

			$198,998,482

Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		11,138	$9,188,953
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021(3)		3,000	1,800,000

			$10,988,953

Brokerage/Securities Dealers/Investment Houses — 0.6%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing November 23, 2020		11,078	$11,154,520
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021		33,508	31,204,514

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Salient Partners L.P.
Term Loan, 9.52%, Maturing May 19, 2021	9,465	$9,062,298

		$51,421,332

Building and Development — 2.2%
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.53%, Maturing October 31, 2023	30,125	$30,393,293
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019	12,846	12,958,592
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	15,631	15,807,038
DTZ U.S. Borrower, LLC
Term Loan, 4.26%, Maturing November 4, 2021	27,241	27,416,858
Headwaters, Incorporated
Term Loan, 4.00%, Maturing March 24, 2022	4,915	4,938,106
Henry Company, LLC
Term Loan, 5.50%, Maturing October 5, 2023	7,538	7,637,185
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	8,393	8,458,917
Quikrete Holdings, Inc.
Term Loan, 4.02%, Maturing November 15, 2023	36,275	36,767,288
RE/MAX International, Inc.
Term Loan, 3.71%, Maturing December 15, 2023	21,806	21,860,893
Realogy Corporation
Term Loan, 3.03%, Maturing July 20, 2022	11,014	11,087,376
Summit Materials Companies I, LLC
Term Loan, 3.75%, Maturing July 17, 2022	7,658	7,742,142
WireCo WorldGroup, Inc.
Term Loan, 6.50%, Maturing September 30, 2023	8,010	8,090,037

		$193,157,725

Business Equipment and Services — 7.6%
Acosta Holdco, Inc.
Term Loan, 4.29%, Maturing September 26, 2021	12,708	$12,307,630
AlixPartners, LLP
Term Loan, 4.00%, Maturing July 28, 2022	15,781	15,937,845
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	8,349	8,171,205
Camelot UK Holdco Limited
Term Loan, 4.75%, Maturing October 3, 2023	20,107	20,305,683
Cast and Crew Payroll, LLC
Term Loan, Maturing August 12, 2022(4)	4,050	4,050,000
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	17,058	17,163,687
Corporate Capital Trust, Inc.
Term Loan, 4.25%, Maturing May 20, 2019	17,675	17,796,704
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022	3,497	3,552,114
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	35,949	28,939,138
DigitalGlobe, Inc.
Term Loan, 3.53%, Maturing January 15, 2024	8,250	8,310,159

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Education Management, LLC
Revolving Loan, 2.07%, Maturing March 31, 2019(2)(3)		9,764	$2,684,987
Term Loan, 5.51%, Maturing July 2, 2020		5,464	1,284,005
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020		10,387	519,373
EIG Investors Corp.
Term Loan, 6.48%, Maturing November 9, 2019		58,968	59,115,155
Term Loan, Maturing February 9, 2023(4)		2,000	1,996,876
Electro Rent Corporation
Term Loan, Maturing January 19, 2024(4)		13,250	13,341,094
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		14,830	14,857,426
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020		11,107	11,209,095
First Data Corporation
Term Loan, 2.78%, Maturing June 2, 2020		21,550	21,610,620
Term Loan, 3.78%, Maturing July 10, 2022		44,855	45,203,348
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		1,887	1,894,145
Term Loan, 4.00%, Maturing November 6, 2020		12,274	12,320,060
Term Loan, 4.75%, Maturing November 6, 2020	CAD	12,190	8,993,568
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		27,786	27,959,383
Information Resources, Inc.
Term Loan, 5.25%, Maturing January 18, 2024		12,175	12,327,188
ION Trading Finance Limited
Term Loan, 4.25%, Maturing August 11, 2023		11,861	11,905,089
Term Loan, 4.25%, Maturing August 11, 2023	EUR	15,317	16,736,921
J.D. Power and Associates
Term Loan, 5.25%, Maturing September 7, 2023		9,352	9,456,768
KAR Auction Services, Inc.
Term Loan, 4.19%, Maturing March 11, 2021		21,671	21,846,711
Kronos Incorporated
Term Loan, 5.00%, Maturing November 1, 2023		62,575	63,296,740
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		12,884	12,465,633
Monitronics International, Inc.
Term Loan, 6.50%, Maturing September 30, 2022		23,039	23,391,902
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		11,020	11,037,348
Prime Security Services Borrower, LLC
Term Loan, 4.25%, Maturing May 2, 2022		11,771	11,920,386
ServiceMaster Company
Term Loan, 3.28%, Maturing November 8, 2023		37,400	37,618,005
Spin Holdco, Inc.
Term Loan, 4.27%, Maturing November 14, 2019		38,235	38,148,627
TNS, Inc.
Term Loan, 5.04%, Maturing February 14, 2020		5,884	5,941,442
Trans Union, LLC
Term Loan, Maturing April 9, 2023(4)		7,767	7,811,444
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.25%, Maturing September 2, 2021		20,214	20,431,985
Vestcom Parent Holdings, Inc.
Term Loan, 5.25%, Maturing December 19, 2023		5,175	5,213,813

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Vouvray US Finance, LLC
Term Loan, Maturing January 27, 2024(4)		2,500	$2,510,938
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		1,567	1,579,186

			$673,163,426

Cable and Satellite Television — 2.5%
Altice US Finance I Corporation
Term Loan, 3.78%, Maturing January 15, 2025		11,600	$11,752,250
Block Communications, Inc.
Term Loan, 4.25%, Maturing November 7, 2021		3,470	3,509,246
Charter Communications Operating, LLC
Term Loan, Maturing July 1, 2020(4)		2,500	2,508,438
Term Loan, Maturing January 3, 2021(4)		2,500	2,507,188
Term Loan, 3.03%, Maturing January 15, 2024		31,905	32,058,437
CSC Holdings, LLC
Term Loan, 3.77%, Maturing October 11, 2024		16,898	17,112,304
Numericable Group S.A.
Term Loan, 4.00%, Maturing July 31, 2023	EUR	5,160	5,646,682
Numericable U.S., LLC
Term Loan, 5.29%, Maturing January 15, 2024		8,858	8,952,179
Radiate Holdco, LLC
Term Loan, Maturing February 1, 2024(4)		7,200	7,266,859
Telenet International Finance S.a.r.l.
Term Loan, 3.25%, Maturing January 31, 2025	EUR	2,500	2,729,364
Term Loan, 3.77%, Maturing January 31, 2025		19,150	19,360,305
UPC Financing Partnership
Term Loan, 3.77%, Maturing August 31, 2024		10,000	10,048,210
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	8,575	10,828,919
Term Loan, 3.52%, Maturing January 31, 2025		76,500	77,073,750
Ziggo Secured Finance B.V.
Term Loan, 3.75%, Maturing August 31, 2024	EUR	12,475	13,536,194

			$224,890,325

Chemicals and Plastics — 4.6%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 5.29%, Maturing September 13, 2023		2,133	$2,160,924
Allnex USA, Inc.
Term Loan, 5.29%, Maturing September 13, 2023		1,607	1,628,019
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		3,884	3,878,436
Atotech B.V.
Term Loan, Maturing January 31, 2024(4)		5,650	5,688,844
Axalta Coating Systems Dutch Holding B.V.
Term Loan, 3.00%, Maturing February 1, 2023	EUR	12,975	14,262,885
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.50%, Maturing February 1, 2023		43,416	43,978,035
Chemours Company (The)
Revolving Loan, 0.71%, Maturing May 12, 2020(2)		3,750	3,789,000
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		5,307	5,347,054
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		2,791	2,815,124

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		16,881	$16,923,685
Gemini HDPE, LLC
Term Loan, 4.04%, Maturing August 7, 2021		8,897	8,989,940
Huntsman International, LLC
Term Loan, 3.59%, Maturing October 1, 2021		8,180	8,237,435
Term Loan, 3.93%, Maturing April 1, 2023		18,554	18,746,772
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	5,551	6,067,305
Ineos Group Holdings S.A.
Term Loan, 4.00%, Maturing December 15, 2020	EUR	16,043	17,521,980
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		49,509	49,650,919
Term Loan, 4.25%, Maturing March 31, 2022		8,941	9,011,452
Kraton Polymers, LLC
Term Loan, 5.00%, Maturing January 6, 2022		35,000	35,465,955
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		8,047	8,077,615
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		5,333	5,406,420
Term Loan, 5.00%, Maturing June 7, 2023		35,087	35,562,885
Orion Engineered Carbons GmbH
Term Loan, 4.00%, Maturing July 25, 2021		7,340	7,384,001
OXEA Finance & Cy S.C.A.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	4,838	5,158,982
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		4,464	4,379,889
PQ Corporation
Term Loan, 5.29%, Maturing November 4, 2022		12,612	12,778,355
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		2,585	2,595,701
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		964	968,465
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		5,461	5,487,970
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		6,167	6,190,385
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		4,137	4,190,264
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		32,118	32,224,170
Univar, Inc.
Term Loan, 3.52%, Maturing July 1, 2022		15,962	15,955,275
Versum Materials, Inc.
Term Loan, 3.50%, Maturing September 29, 2023		5,860	5,916,472
Zep, Inc.
Term Loan, 5.00%, Maturing June 26, 2022		4,285	4,327,598

			$410,768,211

Clothing/Textiles — 0.2%
Ascena Retail Group, Inc.
Term Loan, 5.31%, Maturing August 21, 2022		12,942	$11,845,675

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Samsonite International S.A.
Term Loan, 4.03%, Maturing August 1, 2023		1,995	$2,009,547

			$13,855,222

Conglomerates — 0.4%
Bestway UK Holdco Limited
Term Loan, 4.76%, Maturing October 6, 2021	GBP	276	$348,682
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		33,421	31,290,710

			$31,639,392

Containers and Glass Products — 2.7%
Anchor Glass Container Corporation
Term Loan, 4.25%, Maturing December 7, 2023		5,675	$5,729,979
Berry Plastics Group, Inc.
Term Loan, 3.50%, Maturing February 8, 2020		36,677	36,879,623
Term Loan, 3.50%, Maturing January 6, 2021		34,485	34,700,077
Term Loan, 3.29%, Maturing October 3, 2022		17,234	17,383,469
Term Loan, 3.29%, Maturing January 19, 2024		7,500	7,561,875
BWAY Holding Company
Term Loan, 4.75%, Maturing August 14, 2023		4,483	4,524,990
Flex Acquisition Company, Inc.
Term Loan, 4.25%, Maturing December 29, 2023		37,200	37,554,553
Horizon Holdings III SAS
Term Loan, 3.75%, Maturing December 22, 2022	EUR	18,775	20,667,528
Libbey Glass, Inc.
Term Loan, 3.77%, Maturing April 9, 2021		2,933	2,953,064
Reynolds Group Holdings, Inc.
Term Loan, 4.25%, Maturing February 5, 2023		43,607	43,802,563
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.00%, Maturing March 13, 2022		22,561	22,720,950
TricorBraun Holdings, Inc.
Term Loan, 1.88%, Maturing November 30, 2023(2)		509	515,296
Term Loan, 4.75%, Maturing November 30, 2023		5,091	5,152,957

			$240,146,924

Cosmetics/Toiletries — 0.3%
KIK Custom Products, Inc.
Term Loan, 5.50%, Maturing August 26, 2022		21,263	$21,501,703
Revlon Consumer Products Corporation
Term Loan, 4.31%, Maturing September 7, 2023		4,115	4,156,069

			$25,657,772

Drugs — 3.6%
Alkermes, Inc.
Term Loan, 3.52%, Maturing September 25, 2021		19,373	$19,518,415
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019		13,073	13,094,301
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, Maturing July 5, 2023		30,919	31,176,238
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		20,256	20,413,882
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.81%, Maturing September 26, 2022		31,550	31,540,763
Horizon Pharma, Inc.
Term Loan, 5.00%, Maturing May 7, 2021		8,827	8,959,058
Term Loan, 5.50%, Maturing May 7, 2021		7,225	7,306,281

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022		66,159	$66,696,998
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.53%, Maturing October 20, 2018		14,256	14,248,176
Term Loan, 5.27%, Maturing December 11, 2019		39,885	40,002,556
Term Loan, 5.27%, Maturing August 5, 2020		22,030	22,099,032
Term Loan, 5.53%, Maturing April 1, 2022		44,447	44,633,195

			$319,688,895

Ecological Services and Equipment — 0.8%
Advanced Disposal Services, Inc.
Term Loan, 3.50%, Maturing November 10, 2023		38,645	$39,073,544
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		13,779	13,951,591
GFL Environmental, Inc.
Term Loan, 3.75%, Maturing September 29, 2023		14,443	14,505,749

			$67,530,884

Electronics/Electrical — 8.8%
Answers Corporation
Term Loan, 0.00%, Maturing October 3, 2021(5)		27,275	$14,046,569
Aptean, Inc.
Term Loan, 6.00%, Maturing December 20, 2022		11,425	11,591,611
Avast Software B.V.
Term Loan, 5.00%, Maturing September 30, 2022		19,972	20,290,504
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021		13,237	12,905,992
CommScope, Inc.
Term Loan, 3.28%, Maturing December 29, 2022		11,677	11,813,425
Cypress Semiconductor Corporation
Term Loan, 6.50%, Maturing July 5, 2021		10,993	11,240,470
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021		11,171	11,248,029
Entegris, Inc.
Term Loan, 3.53%, Maturing April 30, 2021		4,830	4,867,746
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		13,344	13,127,233
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		9,704	9,728,030
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021		57,810	58,221,767
Hyland Software, Inc.
Term Loan, 4.50%, Maturing July 1, 2022		14,050	14,137,983
Infoblox, Inc.
Term Loan, 6.00%, Maturing November 1, 2023		15,882	15,928,601
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		7,278	7,258,947
Term Loan, 3.75%, Maturing June 3, 2020		76,077	76,024,017
Term Loan, 4.00%, Maturing June 3, 2020	EUR	4,632	5,047,534
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022		47,100	47,012,095
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021		7,309	7,308,863

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.52%, Maturing May 7, 2021	15,323	$15,572,424
MA FinanceCo., LLC
Term Loan, 4.79%, Maturing November 20, 2019	18,645	18,844,762
Term Loan, 4.79%, Maturing November 19, 2021	22,114	22,370,970
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	55,036	55,340,477
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	18,894	19,030,302
MTS Systems Corporation
Term Loan, 5.03%, Maturing July 5, 2023	998	1,011,839
NXP B.V.
Term Loan, 3.28%, Maturing January 11, 2020	21,658	21,788,584
Term Loan, 3.24%, Maturing December 7, 2020	9,627	9,684,970
Renaissance Learning, Inc.
Term Loan, 4.75%, Maturing April 9, 2021	15,723	15,803,879
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	4,550	4,553,790
Rocket Software, Inc.
Term Loan, 5.25%, Maturing October 14, 2023	11,347	11,468,130
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	43,856	39,996,737
SS&C Technologies, Inc.
Term Loan, 4.03%, Maturing July 8, 2022	1,884	1,906,571
Term Loan, 4.03%, Maturing July 8, 2022	19,628	19,866,996
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	14,319	14,525,197
Synchronoss Technologies, Inc.
Term Loan, 4.08%, Maturing January 12, 2024	8,225	8,269,555
Syncsort Incorporated
Term Loan, 6.25%, Maturing December 9, 2022	8,450	8,468,489
Uber Technologies
Term Loan, 5.00%, Maturing July 13, 2023	40,147	40,453,562
Veritas US, Inc.
Term Loan, 6.63%, Maturing January 27, 2023	18,736	17,814,736
VF Holding Corp.
Term Loan, 4.25%, Maturing June 30, 2023	30,499	30,768,550
Wall Street Systems Delaware, Inc.
Term Loan, 4.75%, Maturing August 23, 2023	19,399	19,462,498
Western Digital Corporation
Term Loan, 2.78%, Maturing April 29, 2021	3,000	3,005,001
Term Loan, 4.53%, Maturing April 29, 2023	10,507	10,645,107
Zebra Technologies Corporation
Term Loan, 3.45%, Maturing October 27, 2021	22,250	22,470,141

		$784,922,683

Equipment Leasing — 0.5%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, Maturing July 20, 2020(4)	2,725	$2,752,250
Term Loan, Maturing January 13, 2022(4)	43,400	44,005,777

		$46,758,027

Financial Intermediaries — 3.1%
Americold Realty Operating Partnership L.P.
Term Loan, 4.75%, Maturing December 1, 2022	6,401	$6,507,790

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	12,612	$12,517,876
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	6,200	6,068,250
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	26,273	26,338,540
Clipper Acquisitions Corp.
Term Loan, 3.18%, Maturing February 6, 2020	5,975	5,978,846
Coinstar, LLC
Term Loan, 5.25%, Maturing September 27, 2023	6,384	6,465,798
Donnelley Financial Solutions, Inc.
Term Loan, 5.00%, Maturing September 30, 2023	9,257	9,376,597
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	16,948	17,032,488
Guggenheim Partners, LLC
Term Loan, 3.53%, Maturing July 21, 2023	41,556	41,919,113
Harbourvest Partners, LLC
Term Loan, 3.27%, Maturing February 4, 2021	12,707	12,739,151
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019(3)	984	918,579
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	4,661	4,692,908
NXT Capital, Inc.
Term Loan, 5.50%, Maturing November 22, 2022	21,800	22,127,000
Ocwen Financial Corporation
Term Loan, 6.00%, Maturing December 5, 2020	4,025	4,073,634
Quality Care Properties, Inc.
Term Loan, 6.25%, Maturing October 31, 2022	27,625	28,307,006
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019	6,690	6,706,848
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	11,689	11,805,875
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 18, 2020	50,193	48,386,453

		$271,962,752

Food Products — 3.4%
AdvancePierre Foods, Inc.
Term Loan, 4.00%, Maturing June 2, 2023	18,761	$19,011,547
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019	5,351	5,398,208
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019	5,743	5,767,230
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021	26,868	24,338,148
Dole Food Company, Inc.
Term Loan, 4.60%, Maturing November 1, 2018	14,098	14,186,189
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021	8,915	8,942,490
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018	32,722	32,844,548
Term Loan, 3.75%, Maturing September 18, 2020	27,138	27,188,581
Term Loan, 4.00%, Maturing October 30, 2022	7,332	7,372,983
Term Loan, Maturing October 30, 2022(4)	65,375	65,701,875

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Keurig Green Mountain, Inc.
Term Loan, 2.56%, Maturing March 3, 2021		9,750	$9,743,906
Term Loan, 5.31%, Maturing March 3, 2023		5,285	5,371,663
Meldrew Participations B.V.
Term Loan, 8.50%, (5.00% Cash, 3.50% PIK), Maturing October 31, 2019	EUR	12,096	7,755,773
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(6)	EUR	7,762	377,074
Nature’s Bounty Co. (The)
Term Loan, 5.00%, Maturing May 5, 2023		41,024	41,365,714
Term Loan, 6.25%, Maturing May 5, 2023	GBP	3,980	5,075,681
Oak Tea, Inc.
Term Loan, 3.50%, Maturing July 2, 2022		16,568	16,681,509
Pinnacle Foods Finance, LLC
Term Loan, Maturing January 27, 2024(4)		8,200	8,189,750

			$305,312,869

Food Service — 2.2%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021		52,146	$52,695,239
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		9,529	9,517,126
Focus Brands, Inc.
Term Loan, 5.00%, Maturing October 3, 2023		3,436	3,484,277
Landry’s, Inc.
Term Loan, 4.00%, Maturing October 4, 2023		31,875	32,222,215
Manitowoc Foodservice, Inc.
Term Loan, 5.75%, Maturing March 3, 2023		9,329	9,489,190
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018		6,335	6,355,751
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.53%, Maturing July 2, 2019		6,746	6,661,921
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.75%, Maturing May 14, 2020		3,981	4,009,652
TKC Holdings, Inc.
Term Loan, Maturing January 13, 2023(4)		10,775	10,721,125
Weight Watchers International, Inc.
Term Loan, 4.19%, Maturing April 2, 2020		57,996	51,670,807
Yum! Brands, Inc.
Term Loan, 3.52%, Maturing June 16, 2023		10,050	10,197,730

			$197,025,033

Food/Drug Retailers — 1.5%
Albertsons, LLC
Term Loan, 3.78%, Maturing August 22, 2021		12,122	$12,201,020
Term Loan, 4.25%, Maturing December 22, 2022		3,719	3,746,413
Term Loan, 4.06%, Maturing June 22, 2023		51,673	52,064,085
General Nutrition Centers, Inc.
Term Loan, 3.28%, Maturing March 4, 2019		7,928	7,001,663
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		43,538	43,775,672
Supervalu, Inc.
Term Loan, 5.50%, Maturing March 21, 2019		15,625	15,744,593

			$134,533,446

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 5.75%, Maturing November 3, 2023		10,199	$10,301,432

			$10,301,432

Health Care — 9.6%
Acadia Healthcare Company, Inc.
Term Loan, 3.78%, Maturing February 11, 2022		3,185	$3,210,216
ADMI Corp.
Term Loan, 5.28%, Maturing April 30, 2022		4,236	4,269,384
Akorn, Inc.
Term Loan, 5.25%, Maturing April 16, 2021		15,325	15,555,042
Alere, Inc.
Term Loan, Maturing June 18, 2020(4)		1,586	1,583,843
Term Loan, 4.25%, Maturing June 18, 2022		33,053	33,115,278
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		14,088	13,965,180
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing August 4, 2021		7,245	7,263,112
BioClinica, Inc.
Term Loan, 5.25%, Maturing October 20, 2023		6,425	6,497,281
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021		32,728	32,727,698
CHG Healthcare Services, Inc.
Term Loan, 4.75%, Maturing June 7, 2023		24,463	24,710,948
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019		15,511	14,769,127
Term Loan, 4.00%, Maturing January 27, 2021		23,280	22,072,408
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022		6,353	6,393,208
Convatec, Inc.
Term Loan, 3.28%, Maturing October 31, 2023		5,775	5,820,120
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 15, 2021		15,596	15,517,526
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020		25,443	24,897,487
Elsan SAS
Term Loan, Maturing October 16, 2022(4)	EUR	7,000	7,696,082
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing December 1, 2023		63,245	63,910,401
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.75%, Maturing October 28, 2023		19,152	19,278,882
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022		16,464	16,581,638
Grifols Worldwide Operations USA, Inc.
Term Loan, Maturing January 31, 2025(4)		41,225	41,516,997
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018		16,845	16,803,989
Indivior Finance S.a.r.l.
Term Loan, 7.04%, Maturing December 19, 2019		11,970	12,059,775
inVentiv Health, Inc.
Term Loan, 4.75%, Maturing November 9, 2023		27,025	27,259,064

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Kindred Healthcare, Inc.
Term Loan, 4.31%, Maturing April 9, 2021	28,117	$28,234,347
Kinetic Concepts, Inc.
Term Loan, 5.00%, Maturing November 4, 2020	57,620	57,787,700
Term Loan, Maturing January 25, 2024(4)	27,850	27,710,750
KUEHG Corp.
Term Loan, 5.25%, Maturing August 12, 2022	13,727	13,812,389
Medical Depot Holdings, Inc.
Term Loan, 6.50%, Maturing January 3, 2023	7,400	6,960,440
MMM Holdings, Inc.
Term Loan, 10.25%, Maturing June 30, 2019	8,675	8,545,364
MPH Acquisition Holdings, LLC
Term Loan, 5.00%, Maturing June 7, 2023	35,784	36,329,217
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	6,307	6,212,434
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	5,403	5,422,715
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022	4,925	4,940,391
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020	3,321	1,677,338
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	23,872	22,976,996
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	20,615	19,300,385
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	30,531	30,366,635
Press Ganey Holdings, Inc.
Term Loan, 4.25%, Maturing October 21, 2023	10,975	11,023,016
Quintiles IMS Incorporated
Term Loan, 3.52%, Maturing March 17, 2021	37,110	37,442,468
RadNet, Inc.
Term Loan, 4.80%, Maturing July 1, 2023	14,492	14,533,834
Select Medical Corporation
Term Loan, 6.02%, Maturing June 1, 2018	20,696	20,863,707
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022	4,271	4,294,910
Team Health, Inc.
Term Loan, Maturing January 17, 2024(4)	38,575	38,575,000
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021	22,775	22,831,692

		$857,316,414

Home Furnishings — 0.6%
Serta Simmons Bedding, LLC
Term Loan, 4.50%, Maturing November 8, 2023	52,975	$53,008,109

		$53,008,109

Industrial Equipment — 4.1%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	40,174	$39,496,309
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021	8,151	8,150,768
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021	15,470	15,701,620

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		12,414	$12,514,680
Term Loan, 5.50%, Maturing January 15, 2021		6,054	6,145,064
Filtration Group Corporation
Term Loan, 4.25%, Maturing November 21, 2020		1,787	1,801,025
Term Loan, Maturing November 21, 2020(4)		4,083	4,114,856
Gardner Denver, Inc.
Term Loan, 4.56%, Maturing July 30, 2020		48,593	48,122,446
Term Loan, 4.75%, Maturing July 30, 2020	EUR	6,365	6,876,489
Gates Global, LLC
Term Loan, 4.25%, Maturing July 6, 2021		47,893	47,848,011
Harsco Corporation
Term Loan, 6.00%, Maturing November 2, 2023		6,100	6,222,000
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		24,924	25,100,478
Milacron, LLC
Term Loan, 4.25%, Maturing September 28, 2020		12,774	12,781,294
Term Loan, Maturing June 20, 2023(4)		29,100	29,318,250
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		14,726	13,694,834
Paternoster Holding IV GmbH
Term Loan, 7.13%, Maturing March 31, 2022	EUR	13,300	14,503,160
Rexnord, LLC
Term Loan, 3.77%, Maturing August 21, 2023		42,335	42,645,341
Signode Industrial Group US, Inc.
Term Loan, 4.00%, Maturing May 1, 2021		6,108	6,179,112
STS Operating, Inc.
Term Loan, 4.77%, Maturing February 12, 2021		5,576	5,408,600
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		7,710	7,659,086
Terex Corporation
Term Loan, Maturing January 24, 2024(4)		3,000	3,015,000
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		3,132	3,130,441

			$360,428,864

Insurance — 2.7%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022		17,115	$17,243,694
AmWINS Group, Inc.
Term Loan, Maturing January 25, 2024(4)		22,600	22,730,651
AssuredPartners, Inc.
Term Loan, 5.25%, Maturing October 21, 2022		19,508	19,800,160
Asurion, LLC
Term Loan, 4.03%, Maturing July 8, 2020		3,552	3,580,083
Term Loan, 4.25%, Maturing August 4, 2022		30,016	30,357,241
Term Loan, 4.75%, Maturing November 3, 2023		18,355	18,571,051
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		19,275	19,527,984
Cunningham Lindsey U.S., Inc.
Term Loan, 5.03%, Maturing December 10, 2019		16,009	13,814,636
Term Loan - Second Lien, 9.32%, Maturing June 10, 2020		4,700	3,817,340
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020		40,332	40,496,149

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
NFP Corp.
Term Loan, 4.50%, Maturing January 8, 2024	4,350	$4,410,717
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	48,395	48,596,711

		$242,946,417

Leisure Goods/Activities/Movies — 3.2%
AMC Entertainment, Inc.
Term Loan, 3.53%, Maturing December 15, 2023	10,177	$10,283,066
Ancestry.com Operations, Inc.
Term Loan, 5.25%, Maturing October 19, 2023	33,000	33,386,727
Bombardier Recreational Products, Inc.
Term Loan, 4.04%, Maturing June 30, 2023	44,551	44,894,525
Bright Horizons Family Solutions, Inc.
Term Loan, 3.52%, Maturing November 7, 2023	10,625	10,731,250
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	13,342	13,467,117
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	20,298	20,450,371
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	3,669	3,678,298
Lindblad Expeditions, Inc.
Term Loan, 5.82%, Maturing May 8, 2021	281	282,836
Term Loan, 5.82%, Maturing May 8, 2021	2,181	2,191,977
Live Nation Entertainment, Inc.
Term Loan, 3.31%, Maturing October 31, 2023	43,171	43,575,447
LTF Merger Sub, Inc.
Term Loan, 4.00%, Maturing June 10, 2022	5,333	5,348,589
Match Group, Inc.
Term Loan, 4.20%, Maturing November 16, 2022	5,797	5,912,812
Nord Anglia Education Finance, LLC
Term Loan, 4.50%, Maturing March 31, 2021	19,731	20,026,661
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.25%, Maturing May 14, 2020	17,521	17,350,887
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)	6,430	2,572,094
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	28,645	28,501,895
Steinway Musical Instruments, Inc.
Term Loan, 4.79%, Maturing September 19, 2019	5,161	4,696,198
UFC Holdings, LLC
Term Loan, 5.00%, Maturing August 18, 2023	15,761	15,870,492

		$283,221,242

Lodging and Casinos — 2.6%
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	44,408	$44,713,353
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	5,828	5,865,746
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	1,199	1,207,824
Term Loan, 3.76%, Maturing September 15, 2023	8,105	8,191,521
Caesars Entertainment Operating Company
Revolving Loan, 0.00%, Maturing January 28, 2018(5)	1,787	1,787,988
CityCenter Holdings, LLC
Term Loan, 3.75%, Maturing October 16, 2020	9,241	9,350,273

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
ESH Hospitality, Inc.
Term Loan, 3.78%, Maturing August 30, 2023	20,789	$20,956,224
Four Seasons Holdings, Inc.
Term Loan, 4.00%, Maturing November 30, 2023	9,300	9,422,062
Golden Nugget, Inc.
Term Loan, 4.50%, Maturing November 21, 2019	2,797	2,831,785
Term Loan, 4.54%, Maturing November 21, 2019	6,526	6,607,499
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	2,904	2,931,286
Term Loan, 3.27%, Maturing October 25, 2023	48,728	49,287,480
La Quinta Intermediate Holdings, LLC
Term Loan, 3.77%, Maturing April 14, 2021	15,486	15,560,709
Las Vegas Sands, LLC
Term Loan, Maturing December 19, 2020(4)	2,985	3,003,269
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.53%, Maturing April 25, 2023	24,277	24,474,123
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	28,518	28,832,067

		$235,023,209

Nonferrous Metals/Minerals — 1.1%
Alpha Natural Resources, LLC
Term Loan, 11.04%, Maturing July 25, 2019	5,021	$5,526,588
Arch Coal, Inc.
Term Loan, 10.00%, Maturing October 5, 2021	6,910	7,026,738
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	8,974	9,041,801
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019	38,509	37,738,364
Murray Energy Corporation
Term Loan, 8.25%, Maturing April 16, 2020	22,519	21,400,372
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(5)	3,271	582,152
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	1,986	1,991,461
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	12,825	12,841,031
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)	2,211	791,570

		$96,940,077

Oil and Gas — 3.3%
Ameriforge Group, Inc.
Term Loan, 0.00%, Maturing December 19, 2019(5)	51,173	$28,912,574
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	26,362	26,428,285
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	10,602	10,803,372
CITGO Petroleum Corporation
Revolving Loan, 0.52%, Maturing July 23, 2019(2)	12,500	12,060,000
Term Loan, 4.50%, Maturing July 29, 2021	15,884	15,947,913
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019	7,494	7,479,941
Energy Transfer Equity L.P.
Term Loan, 3.39%, Maturing December 2, 2019	3,550	3,559,510

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	18,035	$17,437,478
Term Loan, 8.00%, Maturing August 31, 2020	7,471	7,255,936
Term Loan, 8.38%, Maturing September 30, 2020	9,874	8,935,630
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	13,852	10,978,094
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	1,606	1,324,622
MEG Energy Corp.
Term Loan, 4.54%, Maturing December 31, 2023	52,690	53,002,641
Paragon Offshore Finance Company
Term Loan, 5.50%, Maturing July 18, 2021	23,179	9,735,243
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(5)	18,250	5,246,875
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	31,026	22,901,008
Sheridan Investment Partners II L.P.
Term Loan, 4.44%, Maturing December 16, 2020	955	849,719
Term Loan, 4.44%, Maturing December 16, 2020	2,560	2,278,402
Term Loan, 4.44%, Maturing December 16, 2020	18,403	16,378,752
Sheridan Production Partners I, LLC
Term Loan, 4.45%, Maturing October 1, 2019	1,807	1,601,351
Term Loan, 4.45%, Maturing October 1, 2019	2,958	2,621,703
Term Loan, 4.45%, Maturing October 1, 2019	22,325	19,785,208
Southcross Energy Partners L.P.
Term Loan, 5.25%, Maturing August 4, 2021	7,839	6,460,807
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	1,181	971,507

		$292,956,571

Publishing — 1.8%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020	203	$111,439
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	23,697	23,874,885
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	58,854	50,945,502
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	35,680	35,925,419
LSC Communications, Inc.
Term Loan, 7.00%, Maturing September 30, 2022	11,310	11,423,100
Merrill Communications, LLC
Term Loan, 6.29%, Maturing June 1, 2022	7,653	7,652,701
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021	11,360	11,459,169
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.50%, Maturing August 14, 2020	11,393	11,421,530
Tweddle Group, Inc.
Term Loan, 7.00%, Maturing October 24, 2022	8,775	8,731,125

		$161,544,870

Radio and Television — 2.5%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	8,706	$8,249,024
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	6,671	6,116,874

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CBS Radio, Inc.
Term Loan, 4.50%, Maturing October 17, 2023		11,615	$11,734,091
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		69,871	46,219,838
Entercom Radio, LLC
Term Loan, 4.50%, Maturing November 1, 2023		9,470	9,597,370
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020		14,576	14,576,040
Gray Television, Inc.
Term Loan, 3.96%, Maturing June 13, 2021		4,135	4,161,695
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022		7,284	7,293,411
iHeartCommunications, Inc.
Term Loan, 7.53%, Maturing January 30, 2019		33,740	28,366,712
Term Loan, 8.28%, Maturing July 30, 2019		5,384	4,525,752
Mission Broadcasting, Inc.
Term Loan, 3.77%, Maturing January 17, 2024		2,936	2,968,883
Nexstar Broadcasting, Inc.
Term Loan, 3.77%, Maturing January 17, 2024		31,864	32,222,617
Raycom TV Broadcasting, LLC
Term Loan, 3.78%, Maturing August 4, 2021		5,528	5,531,311
Sinclair Television Group, Inc.
Term Loan, 3.03%, Maturing January 3, 2024		8,475	8,513,095
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		4,514	4,526,943
Term Loan, 4.00%, Maturing March 1, 2020		24,197	24,279,398

			$218,883,054

Retailers (Except Food and Drug) — 3.9%
B&M Retail Limited
Term Loan, 2.98%, Maturing May 21, 2019	GBP	6,850	$8,613,702
Term Loan, 3.48%, Maturing April 28, 2020	GBP	5,450	6,860,381
Bass Pro Group, LLC
Term Loan, 5.72%, Maturing May 4, 2018		4,275	4,248,281
Term Loan, 5.97%, Maturing December 16, 2023		12,700	12,369,597
BJ’s Wholesale Club, Inc.
Term Loan, Maturing January 26, 2024(4)		10,050	10,083,497
CDW, LLC
Term Loan, 3.25%, Maturing August 17, 2023		21,306	21,466,889
Coinamatic Canada, Inc.
Term Loan, 4.25%, Maturing May 14, 2022		275	276,562
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		24,097	20,639,319
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		24,363	22,642,234
Harbor Freight Tools USA, Inc.
Term Loan, 3.78%, Maturing August 19, 2023		25,323	25,597,071
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		26,652	14,965,039
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		9,049	8,943,728
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 30, 2023		29,232	29,198,220

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Neiman Marcus Group Ltd., Inc.
Term Loan, 4.25%, Maturing October 25, 2020	24,057	$20,047,085
Party City Holdings, Inc.
Term Loan, 4.21%, Maturing August 19, 2022	24,663	24,760,997
PetSmart, Inc.
Term Loan, 4.00%, Maturing March 11, 2022	48,177	47,819,354
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	10,163	9,895,856
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	9,628	9,050,438
Rent-A-Center, Inc.
Term Loan, 3.91%, Maturing March 19, 2021	6,362	6,123,163
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	31,974	31,281,197
Vivid Seats Ltd.
Term Loan, 6.75%, Maturing October 7, 2022	10,350	10,414,688
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018	2,743	2,692,410

		$347,989,708

Steel — 0.8%
Atkore International, Inc.
Term Loan, 4.00%, Maturing December 15, 2023	4,025	$4,062,734
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	30,497	30,712,821
Neenah Foundry Company
Term Loan, 7.75%, Maturing April 26, 2019	12,341	12,278,987
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)	207	0
Zekelman Industries, Inc.
Term Loan, 6.00%, Maturing June 14, 2021	23,659	23,947,230

		$71,001,772

Surface Transport — 0.6%
Hertz Corporation (The)
Term Loan, 3.53%, Maturing June 30, 2023	10,696	$10,733,858
Kenan Advantage Group, Inc.
Term Loan, 4.00%, Maturing July 31, 2022	1,410	1,415,352
Term Loan, 4.00%, Maturing July 31, 2022	4,638	4,654,177
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	35,504	32,894,084

		$49,697,471

Telecommunications — 3.4%
Consolidated Communications, Inc.
Term Loan, 4.00%, Maturing October 4, 2023	10,690	$10,783,474
Global Eagle Entertainment, Inc.
Term Loan, 7.00%, Maturing January 6, 2023	12,275	12,336,375
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	66,259	65,335,685
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	21,983	21,268,976
Mitel US Holdings, Inc.
Term Loan, 5.54%, Maturing April 29, 2022	3,977	4,025,465

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
SBA Senior Finance II, LLC
Term Loan, Maturing March 24, 2021(4)	6,833	$6,864,421
Term Loan, 3.03%, Maturing June 10, 2022	21,434	21,527,837
Sprint Communications, Inc.
Term Loan, Maturing January 13, 2024(4)	35,950	35,950,000
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	30,908	27,933,283
Term Loan, 4.04%, Maturing April 23, 2019	9,839	8,891,780
Telesat Canada
Term Loan, 4.78%, Maturing November 17, 2023	47,531	48,041,832
Term Loan, Maturing November 17, 2023(4)	2,250	2,278,125
Zayo Group, LLC
Term Loan, Maturing January 12, 2024(4)	813	821,133
Term Loan, 3.50%, Maturing January 19, 2024	1,688	1,705,430
Ziggo Financing Partnership
Term Loan, 3.52%, Maturing January 15, 2022	11,977	12,029,143
Term Loan, 3.52%, Maturing January 15, 2022	20,209	20,297,719
Term Loan, 4.07%, Maturing January 15, 2022	3,722	3,737,788

		$303,828,466

Utilities — 2.2%
Calpine Construction Finance Company L.P.
Term Loan, 3.03%, Maturing May 3, 2020	4,180	$4,189,919
Term Loan, 3.28%, Maturing January 31, 2022	10	9,688
Calpine Corporation
Term Loan, 3.07%, Maturing November 30, 2017	10,525	10,551,312
Term Loan, Maturing December 26, 2019(4)	4,900	4,903,063
Term Loan, 3.75%, Maturing January 15, 2024	48,107	48,377,129
Dayton Power & Light Company (The)
Term Loan, 4.03%, Maturing August 24, 2022	5,550	5,636,719
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	4,926	4,954,447
Dynegy, Inc.
Term Loan, Maturing June 27, 2023(4)	5,000	5,045,090
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	1,707	1,724,143
Term Loan, 5.00%, Maturing December 19, 2021	38,017	38,401,368
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 19, 2022	2,247	2,179,642
Lightstone Generation, LLC
Term Loan, Maturing November 22, 2023(4)	1,724	1,747,886
Term Loan, Maturing November 22, 2023(4)	18,101	18,352,801
Lonestar Generation, LLC
Term Loan, 5.47%, Maturing February 22, 2021	18,204	17,772,131
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	3,595	3,253,701
TPF II Power, LLC
Term Loan, 5.00%, Maturing October 2, 2021	20,137	20,385,213
USIC Holdings, Inc.
Term Loan, 4.75%, Maturing December 8, 2023	3,500	3,541,017

		$191,025,269

			Value
Total Senior Floating-Rate Loans (identified cost $8,336,499,642)			$8,146,643,054

Corporate Bonds & Notes — 4.3%

Security	Principal Amount* (000’s omitted)		Value
Business Equipment and Services — 0.0%(7)
First Data Corp.
6.75%, 11/1/20(8)		1,693	$1,750,139

			$1,750,139

Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC
6.00%, 4/15/21(8)	GBP	7,185	$9,423,106

			$9,423,106

Chemicals and Plastics — 0.2%
Hexion, Inc.
6.625%, 4/15/20		16,525	$15,492,188
PQ Corp.
6.75%, 11/15/22(8)		4,000	4,340,000

			$19,832,188

Containers and Glass Products — 0.6%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		44,500	$45,871,935
4.523%, 7/15/21(8)(9)		9,925	10,235,156

			$56,107,091

Electronics/Electrical — 0.2%
Western Digital Corp.
7.375%, 4/1/23(8)		13,000	$14,348,750

			$14,348,750

Entertainment — 0.1%
Vue International Bidco PLC
4.923%, 7/15/20(8)(9)	EUR	8,625	$9,401,930

			$9,401,930

Equipment Leasing — 0.0%(7)
International Lease Finance Corp.
7.125%, 9/1/18(8)		2,325	$2,506,815

			$2,506,815

Food Products — 0.4%
Dole Food Co., Inc.
7.25%, 5/1/19(8)		18,000	$18,415,800
Iceland Bondco PLC
4.607%, 7/15/20(8)(9)	GBP	8,425	10,598,750
6.25%, 7/15/21(8)	GBP	7,000	9,136,748

			$38,151,298

Security	Principal Amount* (000’s omitted)		Value
Health Care — 0.8%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		14,975	$15,023,294
5.125%, 8/1/21		7,500	7,087,500
HCA, Inc.
4.75%, 5/1/23		9,766	10,144,433
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(8)		13,800	14,369,250
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,218,750
4.375%, 10/1/21		9,700	9,803,111

			$69,646,338

Industrial Equipment — 0.0%
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(5)(10)		680	$0

			$0

Insurance — 0.0%(7)
Galaxy Bidco, Ltd.
5.398%, 11/15/19(8)(9)	GBP	2,500	$3,164,356

			$3,164,356

Leisure Goods/Activities/Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,559,375

			$8,559,375

Lodging and Casinos — 0.6%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(5)		24,836	$27,753,841
9.00%, 2/15/20(5)		6,073	6,771,914
9.00%, 2/15/20(5)		14,729	16,459,399

			$50,985,154

Media — 0.1%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(8)		7,000	$7,306,250

			$7,306,250

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(8)		11,500	$11,960,000

			$11,960,000

Radio and Television — 0.2%
iHeartCommunications, Inc.
9.00%, 12/15/19		8,994	$7,560,581
Univision Communications, Inc.
6.75%, 9/15/22(8)		8,140	8,567,350

			$16,127,931

Retailers (Except Food and Drug) — 0.2%
B&M European Value Retail S.A.
4.125%, 2/1/22(8)(11)	GBP	750	$943,499

Security	Principal Amount* (000’s omitted)		Value
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)		12,550	$11,200,875

			$12,144,374

Telecommunications — 0.2%
Wind Acquisition Finance S.A.
4.922%, 4/30/19(8)(9)	EUR	5,005	$5,509,874
6.50%, 4/30/20(8)		7,375	7,670,000

			$13,179,874

Utilities — 0.4%
Calpine Corp.
6.00%, 1/15/22(8)		3,000	$3,142,500
7.875%, 1/15/23(8)		11,816	12,362,490
5.875%, 1/15/24(8)		5,000	5,262,500
5.25%, 6/1/26(8)		10,925	11,061,562

			$31,829,052

Total Corporate Bonds & Notes (identified cost $377,712,500)			$376,424,021

Asset-Backed Securities — 0.6%

Security	Principal Amount (000’s omitted)		Value
Apidos CLO XIV
Series 2013-14A, Class D, 4.523%, 4/15/25(8)(9)		$4,000	$3,989,700
Series 2013-14A, Class E, 5.423%, 4/15/25(8)(9)		3,500	3,287,221
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class D, 4.523%, 10/17/24(8)(9)		3,000	2,989,668
Series 2013-3A, Class E, 5.923%, 10/17/24(8)(9)		3,000	2,897,583
Avery Point II CLO, Ltd.
Series 2013-2A, Class E, 5.273%, 7/17/25(8)(9)		3,330	3,157,126
Babson CLO, Ltd.
Series 2013-IA, Class D, 4.53%, 4/20/25(8)(9)		5,600	5,609,251
Series 2013-IA, Class E, 5.43%, 4/20/25(8)(9)		3,525	3,347,189
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 6.123%, 7/15/26(8)(9)		3,500	3,322,463
Carlyle Global Market Strategies CLO, Ltd.
Series 2013-3A, Class C, 4.423%, 7/15/25(8)(9)		3,000	2,989,116
Series 2013-3A, Class D, 5.623%, 7/15/25(8)(9)		2,400	2,289,665
Dryden XXVIII Senior Loan Fund
Series 2013-28A, Class B2L, 4.806%, 8/15/25(8)(9)		925	845,606
Jay Park CLO, Ltd.
Series 2016-1A, Class D, 7.811%, 10/20/27(8)(9)		3,000	3,037,064
Madison Park Funding XII, Ltd.
Series 2014-12A, Class D, 4.525%, 7/20/26(8)(9)		3,250	3,251,056
Series 2014-12A, Class E, 6.125%, 7/20/26(8)(9)		3,250	3,151,866
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 8.321%, 11/20/27(8)(9)		900	914,146
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 4.53%, 4/20/25(8)(9)		6,950	6,931,603
Wind River CLO, Ltd.
Series 2014-2A, Class E, 6.273%, 7/15/26(8)(9)		800	773,701

		Value
Total Asset-Backed Securities (identified cost $51,533,540)		$52,784,024

Common Stocks — 0.8%

Security	Shares	Value
Aerospace and Defense — 0.5%
IAP Global Services, LLC(3)(10)(12)(13)	2,577	$43,952,492

		$43,952,492

Automotive — 0.0%(7)
Dayco Products, LLC(10)(12)	88,506	$2,256,903

		$2,256,903

Business Equipment and Services — 0.1%
Education Management Corp.(3)(10)(12)	65,471,595	$45,830
RCS Capital Corp.(3)(10)(12)	421,149	6,422,522

		$6,468,352

Health Care — 0.0%(7)
New Millennium Holdco, Inc.(10)(12)	421,318	$579,312

		$579,312

Lodging and Casinos — 0.0%(7)
Affinity Gaming, LLC(10)(12)	206,125	$3,607,191

		$3,607,191

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(10)(12)	2,816	$0

		$0

Oil and Gas — 0.0%(7)
Southcross Holdings Group, LLC(3)(10)(12)	1,281	$0
Southcross Holdings L.P., Class A(10)(12)	1,281	440,344

		$440,344

Publishing — 0.2%
ION Media Networks, Inc.(3)(10)	28,605	$10,620,178
MediaNews Group, Inc.(3)(10)(12)	162,730	5,827,360
Nelson Education, Ltd.(3)(10)(12)	32,751	0

		$16,447,538

Total Common Stocks (identified cost $17,070,554)		$73,752,132

Convertible Preferred Stocks — 0.0%(7)

Security	Shares	Value
Business Equipment and Services — 0.0%(7)
Education Management Corp., Series A-1(3)(10)(12)	72,851	$20,398

Total Convertible Preferred Stocks (identified cost $5,141,580)		$20,398

Short-Term Investments — 9.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(14)	817,843,454	$817,925,239

Total Short-Term Investments (identified cost $817,965,089)		$817,925,239

Total Investments — 106.6% (identified cost $9,605,922,905)		$9,467,548,868

Less Unfunded Loan Commitments — (0.4)%		$(31,334,583)

Net Investments — 106.2% (identified cost $9,574,588,322)		$9,436,214,285

Other Assets, Less Liabilities — (6.2)%		$(551,524,642)

Net Assets — 100.0%		$8,884,689,643

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	This Senior Loan will settle after January 31, 2017, at which time the interest rate will be determined.

(5)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Includes Staunton Luxco S.C.A. ordinary shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(7)	Amount is less than 0.05%.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $245,461,724 or 2.8% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2017.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	When-issued security.

(12)	Non-income producing security.

(13)	Affiliated company.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $1,683,008.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	4,500,000	USD	3,402,743	JPMorgan Chase Bank, N.A.	2/28/17	$56,364	$—
USD	11,374,320	CAD	15,251,290	Goldman Sachs International	2/28/17	—	(349,205)
USD	710,960	CAD	933,625	State Street Bank and Trust Company	2/28/17	—	(6,709)
USD	12,134,682	EUR	11,224,319	State Street Bank and Trust Company	2/28/17	6,493	—
USD	52,176,316	EUR	48,930,235	State Street Bank and Trust Company	2/28/17	—	(694,163)
USD	19,292,769	GBP	15,392,446	HSBC Bank USA, N.A.	2/28/17	—	(79,603)
USD	941,914	GBP	750,000	State Street Bank and Trust Company	2/28/17	—	(2,009)
USD	2,922,561	GBP	2,368,081	State Street Bank and Trust Company	2/28/17	—	(57,819)
GBP	3,800,000	USD	4,671,350	State Street Bank and Trust Company	3/31/17	115,601	—
USD	45,779,544	EUR	43,562,848	HSBC Bank USA, N.A.	3/31/17	—	(1,371,471)
USD	12,588,226	EUR	11,625,681	State Street Bank and Trust Company	3/31/17	4,965	—
USD	22,410,015	GBP	18,263,178	Goldman Sachs International	3/31/17	—	(596,546)
USD	67,960,624	EUR	63,293,607	Goldman Sachs International	4/28/17	—	(633,139)
USD	23,558,636	GBP	18,728,544	State Street Bank and Trust Company	4/28/17	—	(49,074)

						$183,423	$(3,839,738)

Abbreviations:

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,575,770,049

Gross unrealized appreciation	$140,838,578
Gross unrealized depreciation	(280,394,342)

Net unrealized depreciation	$(139,555,764)

At January 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At January 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $183,423 and $3,839,738, respectively.

Investments in Affiliated Companies

Transactions in affiliated companies, defined as companies in which a fund owns 5% or more of the outstanding voting securities, by the Portfolio for the fiscal year to date ended January 31, 2017 were as follows:

	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Realized gain (loss)
IAP Global Services, LLC	2,577	—	—	2,577	$43,952,492	$—	$—

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$8,100,188,665	$15,119,806	$8,115,308,471
Corporate Bonds & Notes	—	376,424,021	0	376,424,021
Asset-Backed Securities	—	52,784,024	—	52,784,024
Common Stocks	—	6,883,750	66,868,382	73,752,132
Convertible Preferred Stocks	—	—	20,398	20,398
Short-Term Investments	—	817,925,239	—	817,925,239
Total Investments	$—	$9,354,205,699	$82,008,586	$9,436,214,285
Forward Foreign Currency Exchange Contracts	$—	$183,423	$—	$183,423
Total	$—	$9,354,389,122	$82,008,586	$9,436,397,708

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(3,839,738)	$—	$(3,839,738)
Total	$—	$(3,839,738)	$—	$(3,839,738)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2017 is not presented. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2017